Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table total for CEO($)(1)	Compensation actually paid to CEO($)(1)(6)	Average summary compensation table total for non-CEO NEOs($)(1)	Average compensation actually paid to non-CEO NEOs($)(1)(6)	Company TSR($)(2)	Peer group TSR($)(3)	Net income($)(4)	FFO($)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	6,626,718	7,322,396	1,933,657	2,107,772	89.79	112.04	36,654,111	140,880,555
2022	6,629,924	4,671,456	1,903,496	1,419,343	92.08	100.62	55,460,343	145,300,815
2021	6,306,609	8,808,590	1,810,909	2,426,994	116.03	134.06	57,360,284	127,949,616
2020	5,821,977	5,947,577	1,676,566	1,686,653	77.03	94.88	34,720,790	132,452,095

Company Selected Measure Name	FFO
Named Executive Officers, Footnote	The CEO reflected in columns (b) and (c) was Mr. Tanz for each of the years shown. The non-CEO NEOs reflected in columns (d) and (e) represent the following individuals for each of the years shown: Messrs. Haines, Baker and Schoebel.
Peer Group Issuers, Footnote	For the relevant fiscal year, column (g) represents the cumulative TSR (“Peer group TSR”) of the National Association of Real Estate Investment Trusts Equity Index (“FTSE NAREIT Equity REITs”) for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.
PEO Total Compensation Amount	$ 6,626,718	$ 6,629,924	$ 6,306,609	$ 5,821,977
PEO Actually Paid Compensation Amount	$ 7,322,396	4,671,456	8,808,590	5,947,577
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” (“CAP”) as reported in this Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the CEO or non-CEO NEOs without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as the Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). Neither the CEO nor the non-CEO NEOs participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the awards. To calculate the CAP in columns (c) and (e) the following amounts were deducted from and added to the Summary Compensation Table total compensation from columns (b) and (d), respectively:

Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Executive(s)	Summary Compensation Table totals($)	Subtract grant date equity award values($)(A)	Add year-end equity award values($)(B)	Add change in value of equity awards($)(C)	Subtract value of forfeited equity awards($)(D)	Add dividends paid($)(E)	Compensation actually paid($)
2023	CEO	6,626,718	(4,096,638)	4,785,714	(271,265)	(5,531)	283,398	7,322,396
	Average non-CEO NEOs	1,933,657	(1,032,685)	1,206,394	(68,889)	(1,378)	70,673	2,107,772
2022	CEO	6,629,924	(4,205,202)	4,196,429	(2,265,670)	(19,894)	335,869	4,671,456
	Average non-CEO NEOs	1,903,496	(1,060,051)	1,057,827	(561,874)	(5,148)	85,093	1,419,343
2021	CEO	6,306,609	(3,885,031)	6,111,657	1,243,676	(1,101,680)	133,359	8,808,590
	Average non-CEO NEOs	1,810,909	(963,478)	1,515,679	314,672	(284,594)	33,806	2,426,994
2020	CEO	5,821,977	(3,801,797)	3,993,787	735,429	(912,563)	110,744	5,947,577
	Average non-CEO NEOs	1,676,566	(942,841)	990,447	189,983	(257,500)	29,998	1,686,653
_______________
(A)    Represents the grant date fair value of awards computed in accordance with FASB ASC Topic 718 as reported in the Summary Compensation Table above.
(B)    Represents the aggregate fair value as of the end of the covered fiscal year of all awards granted during such covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year.
(C)    Represents the sum of (i) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year and (ii) the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year.
(D)    Represents the amount equal to the fair value at the end of the prior fiscal year of any awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year.
(E)    Represents the amount of any dividends or other earnings paid on awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 1,933,657	1,903,496	1,810,909	1,676,566
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,107,772	1,419,343	2,426,994	1,686,653
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” (“CAP”) as reported in this Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the CEO or non-CEO NEOs without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as the Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). Neither the CEO nor the non-CEO NEOs participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the awards. To calculate the CAP in columns (c) and (e) the following amounts were deducted from and added to the Summary Compensation Table total compensation from columns (b) and (d), respectively:

Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Executive(s)	Summary Compensation Table totals($)	Subtract grant date equity award values($)(A)	Add year-end equity award values($)(B)	Add change in value of equity awards($)(C)	Subtract value of forfeited equity awards($)(D)	Add dividends paid($)(E)	Compensation actually paid($)
2023	CEO	6,626,718	(4,096,638)	4,785,714	(271,265)	(5,531)	283,398	7,322,396
	Average non-CEO NEOs	1,933,657	(1,032,685)	1,206,394	(68,889)	(1,378)	70,673	2,107,772
2022	CEO	6,629,924	(4,205,202)	4,196,429	(2,265,670)	(19,894)	335,869	4,671,456
	Average non-CEO NEOs	1,903,496	(1,060,051)	1,057,827	(561,874)	(5,148)	85,093	1,419,343
2021	CEO	6,306,609	(3,885,031)	6,111,657	1,243,676	(1,101,680)	133,359	8,808,590
	Average non-CEO NEOs	1,810,909	(963,478)	1,515,679	314,672	(284,594)	33,806	2,426,994
2020	CEO	5,821,977	(3,801,797)	3,993,787	735,429	(912,563)	110,744	5,947,577
	Average non-CEO NEOs	1,676,566	(942,841)	990,447	189,983	(257,500)	29,998	1,686,653
_______________
(A)    Represents the grant date fair value of awards computed in accordance with FASB ASC Topic 718 as reported in the Summary Compensation Table above.
(B)    Represents the aggregate fair value as of the end of the covered fiscal year of all awards granted during such covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year.
(C)    Represents the sum of (i) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year and (ii) the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year.
(D)    Represents the amount equal to the fair value at the end of the prior fiscal year of any awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year.
(E)    Represents the amount of any dividends or other earnings paid on awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
FFO per share (diluted)
Capital raising
Year-end leased occupancy
Same-center NOI growth
Three-Year Relative TSR
Average Year-End Same-Center NOI Growth
ESG Milestones Achieved

Total Shareholder Return Amount	$ 89.79	92.08	116.03	77.03
Peer Group Total Shareholder Return Amount	112.04	100.62	134.06	94.88
Net Income (Loss)	$ 36,654,111	$ 55,460,343	$ 57,360,284	$ 34,720,790
Company Selected Measure Amount	140,880,555	145,300,815	127,949,616	132,452,095
PEO Name	Mr. Tanz
Additional 402(v) Disclosure	For the relevant fiscal year, column (f) represents our cumulative TSR for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.For the relevant fiscal year, column (h) reflects the “Net income” in our Statements of Operations and Comprehensive Income included in our Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.
Measure:: 1
Pay vs Performance Disclosure
Name	FFO per share (diluted)
Non-GAAP Measure Description	For the relevant fiscal year, column (i) reflects our FFO included in our Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020. For a description of FFO, see “—Elements of Executive Compensation.”
Measure:: 2
Pay vs Performance Disclosure
Name	Capital raising
Measure:: 3
Pay vs Performance Disclosure
Name	Year-end leased occupancy
Measure:: 4
Pay vs Performance Disclosure
Name	Same-center NOI growth
Measure:: 5
Pay vs Performance Disclosure
Name	Three-Year Relative TSR
Measure:: 6
Pay vs Performance Disclosure
Name	Average Year-End Same-Center NOI Growth
Measure:: 7
Pay vs Performance Disclosure
Name	ESG Milestones Achieved
PEO | Adjustment, Grant Date Equity Award Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,096,638)	$ (4,205,202)	$ (3,885,031)	$ (3,801,797)
PEO | Adjustment, Year-End Equity Award Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,785,714	4,196,429	6,111,657	3,993,787
PEO | Adjustment, Change In Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(271,265)	(2,265,670)	1,243,676	735,429
PEO | Adjustment, Value Of Forfeited Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,531)	(19,894)	(1,101,680)	(912,563)
PEO | Adjustments, Dividends Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	283,398	335,869	133,359	110,744
Non-PEO NEO | Adjustment, Grant Date Equity Award Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,032,685)	(1,060,051)	(963,478)	(942,841)
Non-PEO NEO | Adjustment, Year-End Equity Award Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,206,394	1,057,827	1,515,679	990,447
Non-PEO NEO | Adjustment, Change In Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,889)	(561,874)	314,672	189,983
Non-PEO NEO | Adjustment, Value Of Forfeited Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,378)	(5,148)	(284,594)	(257,500)
Non-PEO NEO | Adjustments, Dividends Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 70,673	$ 85,093	$ 33,806	$ 29,998